S000048337 [Member] Investment Objectives and Goals - Bridge Builder Small/Mid Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Small/Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Bridge Builder Small/Mid Cap Value Fund (the “Fund” or the “Small/Mid Cap Value Fund”) is to provide capital appreciation.